Stock based compensation (Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of shares [Roll Forward]
Number of shares, beginning balance	5.2
Number of shares, granted	0.6
Number of shares, exercised	(0.4)
Number of shares, forfeited/expired	(0.1)
Number of shares, ending balance	5.3	5.2
Number of shares, options exercisable	4.2
Weighted average exercise price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share)	$ 12.23
Weighted average exercise price, granted (in dollars per share)	17.78
Weighted average exercise price, exercised (in dollars per share)	8.58
Weighted average exercise price, forfeited/expired (in dollars per share)	19.30
Weighted average exercise price, ending balance (in dollars per share)	12.94	$ 12.23
Weighted average exercise price, options exercisable (in dollars per share)	$ 10.80
Remaining weighted average contractual life, outstanding	5 years 7 months 25 days	6 years 2 months
Remaining weighted average contractual life, exercisable	4 years 11 months 23 days
Intrinsic value, options outstanding	$ 15.1	$ 44.5
Intrinsic value, options exercisable	$ 6.9
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	10 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years